Offerings - Offering: 1	Jan. 14, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 4,375,000.00
Amount of Registration Fee	$ 669.81
Offering Note	(1) Registrant has elected to pay the filing fees on a deferred basis pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933. (2) Previously paid - Accession No. 0001104659-25-003218